SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Segment Reporting Information
	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Revenues:	170,914	184,586
Cost of revenues	113,375	119,057

Gross profit	57,539	65,529
Less:
Employee-related (1)	31,484	32,326
Other segment items (2)	24,928	18,626
Financial and other expenses, net	1,906	4,777
Taxes on income	1,468	1,564

Net income (loss)	(2,247)	8,236

(1) Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition- and integration-related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

Schedule of Revenues by Region
	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
North America (*)	44,444	52,180
EMEA (**)	26,543	33,913
Asia-Pacific	17,205	16,978
India	67,689	61,566
Latin America	15,033	19,949

	170,914	184,586

(*) As of June 30, 2025, and 2024, 95% and 98% represent revenues in the United States.
(**) Including Europe, Middle East and Africa.